Cover Page	3 Months Ended
Mar. 31, 2023
Document Type	S-4
Amendment Flag	false
Entity Central Index Key	0001703647
Entity Registrant Name	Frequency Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-2324450
Entity Address Address Line	75 Hayden Avenue
Entity Address, Address Line Two	Suite 300
Entity Address City Or Town	Lexington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02421
City Area Code	781
Local Phone Number	315-4600
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	2834
Business Contact [Member]
Entity Address Address Line	75 Hayden Avenue
Entity Address, Address Line Two	Suite 300
Entity Address City Or Town	Lexington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02421
City Area Code	781
Local Phone Number	315-4600
Contact Personnel Name	David L. Lucchino